Note 24 - Revenue, Net - Disaggregation of Revenue from Contracts with Customers (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Revenue from contract with customer		$ 101,360,657	$ 74,674,030	$ 64,694,991
Revenue		101,360,657	74,674,030	64,694,991
Goods or services transferred at point in time [member]
Statement Line Items [Line Items]
Revenue		0	15,361	149,669
Goods or services transferred over time [member]
Statement Line Items [Line Items]
Revenue		101,360,657	74,658,669	64,545,322
Operating segments [member]
Statement Line Items [Line Items]
Revenue from contract with customer		166,081,368	104,483,041	76,432,059
Revenue		101,360,657	74,674,030	64,694,991
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue from contract with customer		(64,720,711)	(29,809,011)	(11,737,068)
Revenue	[1]	(64,720,711)	(29,809,011)	(11,737,068)
Hardware [member]
Statement Line Items [Line Items]
Revenue from contract with customer		0	0	62,363
Revenue		0	0	62,363
Hardware [member] | Goods or services transferred at point in time [member]
Statement Line Items [Line Items]
Revenue		0	0	62,363
Hardware [member] | Goods or services transferred over time [member]
Statement Line Items [Line Items]
Revenue		0	0	0
Hardware [member] | Operating segments [member]
Statement Line Items [Line Items]
Revenue from contract with customer		60,059,116	1,926	101,702
Hardware [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue from contract with customer		(60,059,116)	(1,926)	(39,339)
Software [member]
Statement Line Items [Line Items]
Revenue from contract with customer		0	15,361	87,306
Revenue		0	15,361	87,306
Software [member] | Goods or services transferred at point in time [member]
Statement Line Items [Line Items]
Revenue		0	15,361	87,306
Software [member] | Goods or services transferred over time [member]
Statement Line Items [Line Items]
Revenue		0	0	0
Software [member] | Operating segments [member]
Statement Line Items [Line Items]
Revenue from contract with customer		0	15,361	173,123
Software [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue from contract with customer		0	0	(85,817)
Service revenue [member]
Statement Line Items [Line Items]
Revenue from contract with customer		101,360,657	74,658,669	64,545,322
Revenue		101,360,657	74,658,669	64,545,322
Service revenue [member] | Goods or services transferred at point in time [member]
Statement Line Items [Line Items]
Revenue		0	0	0
Service revenue [member] | Goods or services transferred over time [member]
Statement Line Items [Line Items]
Revenue		101,360,657	74,658,669	64,545,322
Service revenue [member] | Operating segments [member]
Statement Line Items [Line Items]
Revenue from contract with customer		106,022,252	104,465,754	76,157,234
Service revenue [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Revenue from contract with customer		$ (4,661,595)	$ (29,807,085)	$ (11,611,912)

[1]	Adjustment and write-off represents elimination for intercompany transactions for consolidation purpose.